EQUITY INVESTMENTS - Ownership Information of Equity Investments (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022	May 31, 2020
Equity Investments
Income from Equity Investments		$ 1,054	$ 898	$ 1,019
Equity Investments		$ 9,535	8,441
TQM | Canadian Natural Gas Pipelines
Equity Investments
Ownership interest percentage		50.00%
Income from Equity Investments		$ 17	12	$ 12
Equity Investments		$ 165	118
Coastal GasLink
Equity Investments
Ownership interest percentage				35.00%
Coastal GasLink | Canadian Natural Gas Pipelines
Equity Investments
Ownership interest percentage		35.00%			35.00%	35.00%
Income from Equity Investments		$ 1	0	$ 0
Equity Investments		$ 0	386
Northern Border | U.S. Natural Gas Pipelines
Equity Investments
Ownership interest percentage		50.00%
Income from Equity Investments		$ 92	80	100
Equity Investments		$ 516	505
Millennium | U.S. Natural Gas Pipelines
Equity Investments
Ownership interest percentage		47.50%
Income from Equity Investments		$ 103	91	96
Equity Investments		$ 500	474
Iroquois | U.S. Natural Gas Pipelines
Equity Investments
Ownership interest percentage		50.00%
Income from Equity Investments		$ 77	55	52
Equity Investments		237	392
Other | U.S. Natural Gas Pipelines
Equity Investments
Income from Equity Investments		20	18	16
Equity Investments		122	137
Other | Power and Energy Solutions
Equity Investments
Income from Equity Investments		2	0	$ 16
Equity Investments		$ 30	0
Sur de Texas
Equity Investments
Ownership interest percentage				60.00%
Sur de Texas | Mexico Natural Gas Pipelines
Equity Investments
Ownership interest percentage		60.00%
Income from Equity Investments		$ 150	160	$ 213
Equity Investments		$ 1,050	835
Grand Rapids | Liquids Pipelines
Equity Investments
Ownership interest percentage		50.00%
Income from Equity Investments		$ 54	54	53
Equity Investments		$ 964	980
Port Neches Link LLC | Liquids Pipelines
Equity Investments
Ownership interest percentage		95.00%
Income from Equity Investments		$ 0	0	0
Equity Investments		$ 149	103
HoustonLink Pipeline | Liquids Pipelines
Equity Investments
Ownership interest percentage		50.00%
Income from Equity Investments		$ 1	1	0
Equity Investments		19	18
Northern Courier | Liquids Pipelines
Equity Investments
Income from Equity Investments		0	16	22
Equity Investments		$ 0	0
Ownership interest sold	15.00%
Bruce Power | Power and Energy Solutions
Equity Investments
Ownership interest percentage		48.30%
Income from Equity Investments		$ 537	411	$ 439
Equity Investments		$ 5,783	$ 4,493